Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income attributable to Taro	$ 47,252	$ 360,387	$ 266,206	$ 182,680
Other comprehensive (loss) income
Foreign currency translation adjustments	4,460	(39,590)	(6,340)	(5,943)
Unrealized (loss) gain from marketable securities	25	(49)	49	291
Realized gain from sale of marketable securities				15
Total other comprehensive (loss) income attributable to Taro	4,485	(39,639)	(6,291)	(5,637)
Total comprehensive income attributable to Taro	$ 51,737	$ 320,748	$ 259,915	$ 177,043